(ICON)
SEMI
ANNUAL
REPORT

September 30, 1998

Letter To Shareholders
                                                      October 16, 1998
Dear Fellow Shareholder:

First Financial Fund had a horrible last six months. While bank and thrift stocks labored, stocks in the specialty finance and mortgage REIT area performed particularly poorly. In the bank and thrift sectors, a flat yield curve and intense loan competition led to narrowing spreads. Specialty Finance and Mortgage REITs came tumbling down as two notable names in the sector went bankrupt and as Wall Street's own reliquification resulted in margin calls, forced sales and the crippling of the securitization market.


                                   TOTAL RETURN
                          For The Period Ended September 30, 1998

                               6 Mos.        1 Year        3 Years          5 Years
First Financial Fund's NAV1      -30.1%       -24.0%         16.5%            22.0%
S&P 500 Index                     -7.0          9.0%         22.6%            19.9%
NASDAQ Composite2                 -7.7          0.5%         17.5%            17.3%
NASDAQ Banks2                    -21.9         -8.6%         21.4%            19.9%
SNL All Daily Thrift2            -25.1        -11.7%         21.6%            20.3%

1. Source: Prudential Investment Fund Management. The Fund total return represents the change in net asset value from the beginning of the period noted through September 30, 1998 and assumes the reinvestment of dividends and distributions. Past performance is no guarantee of future results.

2. Principal only.

Note: Returns for periods greater than one year are annualized.

Putting additional pressure on all of the Fund's names was a flight to liquidity. Investors' preference for larger cap, more liquid stocks, which began in late 1993, intensified in late Spring of this year and by September was manic. What has turned out to be the worst small-cap stock implosion since the Great Depression saw the average unweighted OTC stock off 52% from its 52-week high. Notwithstanding the recently minted junk injected into the OTC index through the 1996 - 1997 IPO craze, this was still a remarkable collapse.

Still, bad markets do not excuse poor relative performance. In the Mortgage REIT and Asset Resolution areas we grossly underestimated the fragility of wholesale, Wall Street dependent funding, and we did not anticipate the collapse of the securitization market. We are humbled by these mistakes.

Looking forward, we find the financial world fraught with peril. Wall Street is over-leveraged, hedge funds are collapsing and the risk of recession or serious credit contraction is growing by the day. The key to investment success in difficult times is a focus on
-------------------------------------------------------------------------------
                                     1
balance sheet strength and risk management. For the first time in a number of years, we are buying excellent thrift franchises well below book value and finding banks selling at single digit P/E multiples. The majority of what we are buying is below liquidation value.

We thank you for your patience and commit ourselves to earning back your confidence.

Sincerely,
Nicholas C. Adams
Portfolio Manager
Senior Vice President
Wellington Management Company, LLP
-------------------------------------------------------------------------------
                                   2

Portfolio of Investments as of September 30, 1998
(Unaudited)                                         FIRST FINANCIAL FUND, INC.
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--109.7%
COMMON STOCKS--108.4%
------------------------------------------------------------
Banks & Thrifts--55.2%
 242,700    Acadiana Bancshares, Inc.              $  4,125,900
 210,000    Ambanc Holding Co., Inc.                  2,730,000
  70,300    Bay State Bancorp, Inc.*                  1,564,175
 125,000    Big Foot Financial Corp.*                 1,843,750
 214,762    Bostonfed Bancorp, Inc.                   3,650,954
 211,000    Cameron Financial Corp.                   3,534,250
 324,000    Catskill Financial Corp.                  4,576,500
 129,580    CCF Holding Co.                           2,073,280
 106,500    Community Financial Corp.                 1,344,563
  74,600    CSB Financial Group, Inc.*                  680,725
 316,050    Downey Financial Corp.                    7,525,941
 400,000    East West Bank Cupertino *                2,600,000
 202,900    Fidelity Federal Bancorp                    963,775
  24,000    First Financial Corp.                       324,000
 409,300    First Source Bancorp, Inc.                3,606,956
 281,500    FirstFed America Bancorp, Inc.            4,011,375
 252,000    FirstFed Bancorp, Inc.                    2,772,000
 111,000    Flushing Financial Corp.                  2,442,000
 154,000    Fort Bend Holding Corp.                   3,003,000
 145,700    GA Financial, Inc.                        2,231,031
 166,800    GBC Bancorp                               4,003,200
 103,401    Golden State Bancorp, Inc.*               2,061,557
 115,800    Hallmark Capital Corp.*                   1,331,700
 160,500    Hawthorne Financial Corp.*                2,427,562
  16,666    HFB Financial Corp.                         283,322
  36,900    Highland Bancorp, Inc.*                   1,328,400
 200,750    HUBCO, Inc.                               5,094,031
 445,000    Hudson River Bancorp, Inc.                4,505,625
 144,100    Independence Community Bank Corp.*        2,026,406
   9,375    Independent Bankshares, Inc.                108,984
 294,000    ITLA Capital Corp.*                       3,969,000
  42,923    Jeffbanks, Inc.                           1,067,718
 222,400    Long Island Bancorp, Inc.                10,703,000
 120,000    Niagara Bancorp, Inc.                     1,177,500
  73,500    North Fork Bancorporation, Inc.           1,470,000
 426,000    People's Bank                            10,437,000
  34,600    Peoples Financial Corp.                     380,600
 174,600    Perpetual Federal Savings Bank         $  4,365,000
  68,595    Prestige Bancorp, Inc.                      960,330
 294,000    Provident Financial Holdings, Inc.*       4,777,500
  85,850    Redwood Financial, Inc.*                  1,030,200
 150,400    Republic Bancshares, Inc.*                3,327,600
 381,400    Richmond County Financial Corp.           5,721,000
  47,800    Rowan Bancorp, Inc.*                      1,266,700
 125,600    SFS Bancorp, Inc.                         3,312,700
  50,000    Staten Islands Bancorp, Inc.                900,000
  16,500    Three Rivers Financial Corp.                266,063
  88,200    Tri-County Bancorp, Inc.                  1,036,350
   4,100    Warwick Community Bancorp                    51,763
 317,000    Western Bancorp *                        10,738,375
 182,000    WSFS Financial Corp.                      2,923,375
  66,800    Yonkers Financial Corp.                   1,018,700
                                                   ------------
                                                    149,675,436
                                                   ------------
------------------------------------------------------------
Other Financial Intermediaries--53.2%
 654,900    Anthracite Capital, Inc.                  5,566,650
 248,200    Central Financial Acceptance Corp.*       1,737,400
 668,200    Doral Financial Corp.                    10,691,200
1,338,700   Dynex Capital, Inc.                      11,295,281
 258,050    Financial Federal Corp.*                  5,660,972
 528,800    First Merchants Acceptance Corp.*             7,932
 112,000    First Mortgage Corp.*                       483,000
 300,000    Fortress Investment Corp.*                5,400,000
 518,400    Franchise Mortgage Acceptance Co.*        3,434,400
 840,900    Headlands Mortgage Co.*                  13,454,400
  62,500    Healthcare Financial Partners, Inc.*      6,281,250
 362,500    IMPAC Mortgage Holdings, Inc.             4,893,750
 889,400    Imperial Credit Industries, Inc.*         5,558,750
 128,016    Inco Homes Corp.*                           264,033
 448,300    LASER Mortgage Management, Inc.           3,362,250
 140,000    Legg Mason, Inc.                          3,683,750
 700,400    LNR Property Corp.                       13,526,475
 350,000    Long Beach Financial Corp.*               3,237,500
 315,500    Novastar Financial, Inc.*                 4,101,500
 701,700    Ocwen Asset Investment Corp.              5,482,031
 692,600    Ocwen Financial Corp.*                    6,060,250

--------------------------------------------------------------------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of September 30, 1998
(Unaudited)                                         FIRST FINANCIAL FUND, INC.
------------------------------------------------------------

Shares      Description                     Value (Note 1)
------------------------------------------------------------
Other Financial Intermediaries (cont'd.)
 330,000    Prime Capital Corp., Inc.*             $    907,500
 336,300    RB Asset, Inc.*                           2,522,250
  53,900    Redwood Trust, Inc.                         781,550
 570,000    Resource America, Inc.                    5,735,625
 421,350    Resource Bancshares Mortgage Group,
              Inc.                                    7,478,963
 545,300    Sundance Homes, Inc.*                       749,788
 807,600    Ugly Duckling Corp.*                      4,189,425
 581,700    Wilshire Financial Services Group,
              Inc.*                                   3,635,625
 405,900    Wilshire Real Estate Investment
              Trust                                   4,160,475
                                                   ------------
                                                    144,343,975
                                                   ------------
            Total common stocks
              (cost $324,017,106)                   294,019,411
                                                   ------------
------------------------------------------------------------
Preferred Stock--1.0%
 100,000    Community Bank, Inc.
              13.00%, Ser. B (cost $2,400,000)        2,687,500
                                                   ------------
------------------------------------------------------------
Warrants*--0.3%
Warrants
  50,000    Community Bank, Inc.
              expiring June '99                         806,250
       1    Golden State Bancorp, Inc.
              expiring January '01                            4
                                                   ------------
            Total warrants (cost $100,000)              806,254
                                                   ------------
            Total long-term investments
              (cost $326,517,106)                   297,513,165
                                                   ------------

Principal
Amount
(000)
SHORT-TERM INVESTMENTS--5.4%
------------------------------------------------------------
Repurchase Agreement--5.4%
 $14,634    PaineWebber Inc.,
              5.45%, due 10/1/98 in the amount
              of $14,636,215 (cost $14,634,000;
              collateralized by $13,995,000 U.S.
              Treasury Notes, 6.25%, 1/31/02,
              value of collateral including
              accrued interest-$15,089,690)        $ 14,634,000
                                                   ------------
------------------------------------------------------------
Certificates Of Deposit
            Brookline Savings,
       1    5.00%, 11/26/98                               1,329
            First Federal Savings Bank,
       3    4.85%, 10/14/98                               3,093
            Nauatuck Valley Saving & Loan
              Assoc.,
       1    4.10%, 10/25/98                               1,199
                                                   ------------
            Total certificates of deposit
              (cost $5,621)                               5,621
                                                   ------------
            Total short-term investments
              (cost $14,639,621)                     14,639,621
                                                   ------------
------------------------------------------------------------
Total Investments--115.1%
            (cost $341,156,727; Note 3)             312,152,786
            Liabilities in excess of other
              assets--(15.1%)                       (40,897,422)
                                                   ------------
            Net Assets--100%                       $271,255,364
                                                   ------------
                                                   ------------

---------------
 * Non-income-producing security.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     4

Statement of Assets and Liabilities (Unaudited)       FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

Assets                                                                                                      September 30, 1998
Investments, at value (cost $341,156,727)...............................................................         $312,152,786
Cash....................................................................................................                  418
Receivable for investments sold.........................................................................            4,801,005
Dividends and interest receivable.......................................................................            1,486,861
Other assets............................................................................................              112,342
                                                                                                              ------------------
   Total assets.........................................................................................          318,553,412
                                                                                                              ------------------
Liabilities
Loan payable (Note 4)...................................................................................           45,000,000
Advisory fee payable....................................................................................            1,031,142
Payable for investments purchased.......................................................................              635,440
Administration fee payable..............................................................................              320,371
Accrued expenses........................................................................................              160,532
Loan interest payable (Note 4)..........................................................................              134,617
Deferred directors' fees................................................................................               15,946
                                                                                                              ------------------
   Total liabilities....................................................................................           47,298,048
                                                                                                              ------------------
Net Assets..............................................................................................         $271,255,364
                                                                                                              ------------------
                                                                                                              ------------------
Net assets were comprised of:
   Common stock, at par; 20,477,040 shares issued.......................................................         $     20,477
   Paid-in capital in excess of par.....................................................................          234,051,201
                                                                                                              ------------------
                                                                                                                  234,071,678
   Undistributed net investment income..................................................................            2,807,694
   Accumulated net realized gains.......................................................................           63,379,933
   Net unrealized depreciation of investments...........................................................          (29,003,941)
                                                                                                              ------------------
   Net assets, September 30, 1998.......................................................................         $271,255,364
                                                                                                              ------------------
                                                                                                              ------------------
Net asset value per share ($271,255,364 /20,477,040 shares of common stock outstanding).................                  $13.25
                                                                                                              ------------------
                                                                                                              ------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     5

FIRST FINANCIAL FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                Six Months
                                                  Ended
Net Investment Income                       September 30, 1998
Income
   Dividends (net of foreign withholding
      taxes of $8,598)...................     $    4,447,434
   Interest..............................            277,413
                                            ------------------
      Total income.......................          4,724,847
                                            ------------------
Expenses
   Investment advisory fee...............          1,171,963
   Administration fee....................            273,771
   Legal fees and expenses...............             59,000
   Custodian's fees and expenses.........             39,000
   Reports to shareholders...............             38,000
   Insurance expense.....................             32,000
   Listing fees..........................             16,000
   Transfer agent's fees and expenses....             14,000
   Audit fee and expenses................             11,000
   Directors fees........................              9,000
   Miscellaneous.........................              3,933
                                            ------------------
      Total operating expenses...........          1,667,667
   Loan interest (Note 4)................          1,158,413
                                            ------------------
      Total expenses.....................          2,826,080
                                            ------------------
Net investment income....................          1,898,767
                                            ------------------
Realized and Unrealized
Gain (Loss) on Investments
Net realized gain on investment
   transactions..........................         44,114,488
Net change in unrealized depreciation of
   investments...........................       (162,609,829)
                                            ------------------
Net loss on investments..................       (118,495,341)
                                            ------------------
Net Decrease in Net Assets
Resulting from Operations................     $ (116,596,574)
                                            ------------------
                                            ------------------

FIRST FINANCIAL FUND, INC.
Statement of Cash Flows (Unaudited)
------------------------------------------------------------

                                                Six Months
                                                  Ended
Increase (Decrease) in Cash                 September 30, 1998
Cash flows used for operating activities
   Dividends and interest received........    $    4,060,861
   Operating expenses paid................          (845,725)
   Loan interest paid.....................        (1,080,574)
   Purchases of short-term portfolio
      investments, net....................        (9,426,127)
   Purchases of long-term portfolio
      investments.........................      (147,345,564)
   Proceeds from disposition of long-term
      portfolio investments...............       128,990,555
   Deferred expenses and other assets.....            30,513
                                            ------------------
   Net cash used for operating
      activities..........................       (25,616,061)
                                            ------------------
Cash provided from financing activities
   Net increase in notes payable..........        25,000,000
                                            ------------------
   Net decrease in cash...................          (616,061)
   Cash at beginning of period............           616,479
                                            ------------------
   Cash at end of period..................    $          418
                                            ------------------
                                            ------------------
Reconciliation of Net Decrease in Net
Assets to Net Cash Used for Operating
Activities
Net decrease in net assets resulting from
   operations.............................    $ (116,596,574)
                                            ------------------
Increase in investments...................       (13,840,833)
Net realized gain on investment
   transactions...........................       (44,114,488)
Net decrease in unrealized appreciation of
   investments............................       162,609,829
Increase in receivable for investments
   sold...................................        (4,566,263)
Increase in dividends and interest
   receivable.............................          (663,986)
Decrease in deferred expenses and other
   assets.................................            30,513
Decrease in payable for investments
   purchased..............................        (9,374,040)
Increase in accrued expenses and other
   liabilities............................           899,781
                                            ------------------
      Total adjustments...................        90,980,513
                                            ------------------
Net cash used for operating activities....    $  (25,616,061)
                                            ------------------
                                            ------------------

--------------------------------------------------------------------------------
See Notes to Financial Statements.     6

FIRST FINANCIAL FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                   Six Months
                                     Ended
                                   September         Year Ended
Increase (Decrease)                   30,            March 31,
in Net Assets                         1998              1998
                                  ------------      ------------
Operations
   Net investment income.......   $  1,898,767      $  2,632,906
   Net realized gain on
      investment
      transactions.............     44,114,488        47,574,880
   Net change in unrealized
      appreciation
      (depreciation) of in-
      vestments................   (162,609,829)       81,471,172
                                  ------------      ------------
   Net increase (decrease) in
      net assets resulting from
      operations...............   (116,596,574)      131,678,958
                                  ------------      ------------
Dividends and distributions (Note 1)
   Dividends from net
      investment income........        --             (2,481,971)
   Distributions from net
      realized gains on
      investments..............        --            (47,574,880)
   Distributions in excess of
      net
      realized gains...........        --            (11,105,995)
   Value of Fund shares issued
      to
      shareholders in
      reinvestment
      of dividends and
      distributions............        --             46,840,234
                                  ------------      ------------
Total increase (decrease)......   (116,596,574)      117,356,346
Net Assets
Beginning of period............    387,851,938       270,495,592
                                  ------------      ------------
End of period(a)...............   $271,255,364      $387,851,938
                                  ------------      ------------
                                  ------------      ------------
---------------
(a) Includes undistributed net
  investment income of.........   $  2,807,694      $    908,927
                                  ------------      ------------

FIRST FINANCIAL FUND, INC.
Notes to Financial Statements (Unaudited)
------------------------------------------------------------

First Financial Fund, Inc. (the 'Fund') was incorporated in Maryland on March 3, 1986, as a closed-end, diversified investment company. The Fund had no operations until April 24, 1986, when it sold 10,000 shares of common stock for $100,000 to Wellington Management Company, LLP (the 'Investment Adviser'). Investment operations commenced on May 1, 1986. The Fund's primary investment objective is to achieve long-term capital appreciation with the secondary objective of current income by investing in securities issued by savings and banking institutions and their holding companies. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities Valuation: Securities for which market quotations are readily available--including securities listed on national securities exchanges and those traded over-the-counter--are valued at the last quoted sales price on the valuation date on which the security is traded. If such securities were not traded on the valuation date, but market quotations are readily available, they are valued at the most recently quoted bid price provided by an independent pricing service or by principal market makers. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith according to pricing procedures developed by the Investment Adviser and approved by the Board of Directors.

Short-term securities which mature in more than 60 days are valued at current market quotations. Short-term securities which mature in 60 days or less are valued at amortized cost.

In connection with repurchase agreement transactions with financial institutions, it is the Fund's policy that its custodian take possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. If the seller defaults, and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Cash Flow Information: The Fund invests in securities and pays dividends from net investment income and distributions from net realized gains which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets and additional information on cash receipts and cash payments is
--------------------------------------------------------------------------------
                                       7

Notes to Financial Statements (Unaudited)             FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
presented in the Statement of Cash Flows. Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and amortizing discounts on debt obligations. Cash, as used in the Statement of Cash Flows, is the amount reported as 'Cash' in the Statement of Assets and Liabilities.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains or losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date; interest income is recorded on the accrual basis. Expenses are recorded on the accrual basis which may require the use of certain estimates by management.

Federal Income Taxes: It is the Fund's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders.

Therefore, no federal income tax provision is required.
Withholding taxes on foreign dividends are provided in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Dividends and Distributions: The Fund expects to declare and pay, at least annually, dividends from net investment income and any net capital gains. Dividends and distributions are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for wash sales.
------------------------------------------------------------
Note 2. Agreements

The Fund has agreements with the Investment Adviser and with Prudential Investments Fund Management LLC (the 'Administrator'). The Investment Adviser makes investment decisions on behalf of the Fund; the Administrator provides occupancy and certain clerical and accounting services to the Fund. The Fund bears all other costs and expenses.

The investment advisory agreement provides for the Investment Adviser to receive a fee, computed monthly and payable quarterly, at the following annual rates:
 .75% of the Fund's average month-end net assets up to and including $50 million, and .625% of such assets in excess of $50 million. The administration agreement provides for the Administrator to receive a fee, computed monthly and payable quarterly, at the annual rate of .15% of the Fund's average month-end net assets.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments, for the six months ended September 30, 1998 were $137,971,525 and $133,644,611, respectively.

The cost basis of the Fund's investments, including short-term investments, at September 30, 1998 was $341,713,209; and, accordingly, net unrealized depreciation for federal income tax purposes was $29,560,423 (gross unrealized appreciation--$56,294,762; gross unrealized depreciation--$85,855,185).
------------------------------------------------------------
Note 4. Borrowings

The Fund has a credit agreement (the 'Agreement') with an unaffiliated lender. The maximum commitment under the Agreement is $45,000,000. These borrowings may be set to any desired maturity from one week to one year at a rate of interest determined by the lender at the time of borrowing.

While outstanding, each borrowing will bear interest, payable at maturity. The average daily balance outstanding for the six months ended September 30, 1998 was $43,224,044 at a weighted average interest rate of 6.32%. The highest face amount of borrowing outstanding at any month-end during the six months ended September 30, 1998 was $45,000,000. The current borrowings of $45,000,000 (at a weighted average interest rate of 6.24%) mature between the period October 2, 1998 and October 28, 1998.
------------------------------------------------------------
Note 5. Capital

There are 50 million shares of $.001 par value common stock authorized. Of the 20,477,040 shares issued as of September 30, 1998, the Investment Adviser owned 10,060 shares. During the fiscal year ended March 31, 1998, the Fund issued 2,505,284 shares in connection with a cash distribution paid in stock.
------------------------------------------------------------
Note 6. Dividends

On November 17, 1998 the Board of Directors of the Fund declared dividends of $0.05, $0.335, and $2.705 per share from ordinary income, short-term capital gains and long-term capital gains, respectively, payable on January 19, 1999 to shareholders of record on November 30, 1998.
--------------------------------------------------------------------------------
                                       8

Financial Highlights (Unaudited)                      FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------

                                                         Six Months
                                                            Ended                      Year Ended March 31,
                                                        September 30,     -----------------------------------------------
                                                            1998            1998         1997         1996         1995
                                                        -------------     --------     --------     --------     --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................      $   18.94       $  15.26     $  13.71     $  11.05     $  12.74
                                                        -------------     --------     --------     --------     --------
Income from investment operations
Net investment income...............................            .09            .14          .22          .13          .05
Net realized and unrealized gain (loss) on
   investments......................................          (5.78)          6.84         4.84         4.99         2.76
                                                        -------------     --------     --------     --------     --------
   Total from investment operations.................          (5.69)          6.98         5.06         5.12         2.81
                                                        -------------     --------     --------     --------     --------
Less dividends and distributions
Dividends from net investment income................        --                (.14)        (.21)        (.15)        (.03)
Distributions from net realized gains...............        --               (2.68)       (3.36)       (2.31)       (4.38)
Distributions in excess of net realized gains.......        --                (.63)       --           --           --
                                                        -------------     --------     --------     --------     --------
   Total dividends and distributions................        --               (3.45)       (3.57)       (2.46)       (4.41)
                                                        -------------     --------     --------     --------     --------
Increase resulting from Fund share repurchase.......        --               --             .06        --           --
Net change resulting from the issuance of Fund
   shares...........................................        --                 .15        --           --            (.09)
                                                        -------------     --------     --------     --------     --------
Net asset value, end of period(a)...................      $   13.25       $  18.94     $  15.26     $  13.71     $  11.05
                                                        -------------     --------     --------     --------     --------
                                                        -------------     --------     --------     --------     --------
Market price per share, end of period(a)............      $  12.688       $ 20.813     $ 14.500     $ 12.625     $ 11.125
                                                        -------------     --------     --------     --------     --------
                                                        -------------     --------     --------     --------     --------
TOTAL INVESTMENT RETURN(b):.........................         (39.04)%        72.59%       42.10%       35.46%       34.83%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................      $ 271,255       $387,852     $270,496     $214,130     $158,214
Average net assets (000)............................      $ 365,028       $320,484     $238,967     $195,421     $164,322
Ratios to average net assets:
   Expenses, before loan interest, commitment fees
      and nonrecurring expenses.....................            .91%(c)        .91%        1.03%        1.00%        1.03%
   Total expenses...................................           1.54%(c)       1.25%        1.56%        1.23%        1.58%
   Net investment income............................           1.04%(c)        .82%        1.43%         .97%        0.46%
Portfolio turnover rate.............................             35%            43%          70%          82%         103%
Total debt outstanding at end of year (000
   omitted).........................................      $  45,000       $ 20,000     $ 18,400     $  9,700     $ 16,000
Asset coverage per $1,000 of debt outstanding.......      $   7,028       $ 20,393     $ 15,701     $ 23,075     $ 10,888

                                                        1994
                                                      --------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period................  $  16.52
                                                      --------
Income from investment operations
Net investment income...............................       .04
Net realized and unrealized gain (loss) on
   investments......................................      3.27
                                                      --------
   Total from investment operations.................      3.31
                                                      --------
Less dividends and distributions
Dividends from net investment income................      (.05)
Distributions from net realized gains...............     (6.63)
Distributions in excess of net realized gains.......     --
                                                      --------
   Total dividends and distributions................     (6.68)
                                                      --------
Increase resulting from Fund share repurchase.......       .08
Net change resulting from the issuance of Fund
   shares...........................................      (.49)
                                                      --------
Net asset value, end of period(a)...................  $  12.74
                                                      --------
                                                      --------
Market price per share, end of period(a)............  $  12.00
                                                      --------
                                                      --------
TOTAL INVESTMENT RETURN(b):.........................     24.22%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000).....................  $143,572
Average net assets (000)............................  $158,100
Ratios to average net assets:
   Expenses, before loan interest, commitment fees
      and nonrecurring expenses.....................      1.11%
   Total expenses...................................      1.36%
   Net investment income............................      0.25%
Portfolio turnover rate.............................       139%
Total debt outstanding at end of year (000
   omitted).........................................  $ 15,000
Asset coverage per $1,000 of debt outstanding.......  $ 10,571

---------------
(a) NAV and market value are published in The Wall Street Journal each Monday.
(b) Total investment return is calculated assuming a purchase of common stock at the current market value on the first day and a sale at the current market value on the last day of each period reported. Dividends and distributions are assumed for purposes of this calculation to be reinvested at prices obtained under the dividend reinvestment plan. This calculation does not reflect brokerage commissions. Total returns for periods of less than one year are not annualized.
(c) Annualized.
Contained above is selected data for a share of common stock outstanding, total investment return, ratios to average net assets and other supplemental data for the periods indicated. This information has been determined based upon information provided in the financial statements and market price data for the Fund's shares.
--------------------------------------------------------------------------------
See Notes to Financial Statements.     9

Supplemental Proxy Information (Unaudited)            FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
The annual meeting of shareholders of First Financial Fund, Inc. was held on August 27, 1998 at the offices of Prudential Investments Fund Management LLC, 751 Broad Street, Newark, New Jersey. The meeting was held for the following purposes:

(1)       To elect the following director to serve as follows:
                     Director                  Class         Term        Expiring
          -------------------------------      ------      --------      ---------
          Douglas H. McCorkindale                I         3 years         2001

          Directors whose term of office continued beyond this meeting are Eugene C. Dorsey and Thomas T. Mooney.
(2)       To ratify the selection of PricewaterhouseCoopers LLP as independent public accountants for the year ending March 31,
          1999.

The results of the proxy solicitation on the above matters were as follows:

                Director/Auditor            Votes for      Votes against      Votes withheld      Abstentions
          ----------------------------     -----------     --------------     ---------------     ------------
(1)       Douglas H. McCorkindale          16,331,820            --               432,216              --
(2)       PricewaterhouseCoopers LLP       16,494,552          91,754               --              177,754

--------------------------------------------------------------------------------
                                       10

Other Information (Unaudited)                         FIRST FINANCIAL FUND, INC.
--------------------------------------------------------------------------------
Dividend Reinvestment Plan. Shareholders may elect to have all distributions of dividends and capital gains automatically reinvested in Fund shares (Shares) pursuant to the Fund's Dividend Reinvestment Plan (the Plan.) Shareholders who do not participate in the Plan will normally receive all distributions in cash paid by check in United States dollars mailed directly to the shareholders of record (or if the shares are held in streetname or other nominee name, then to the nominee) by the custodian, as dividend disbursing agent unless the Fund declares a distribution payable in shares, absent a shareholder's specific election to receive cash.. Shareholders who wish to participate in the Plan should contact the Fund at (800) 451-6788.
State Street Bank and Trust Co. (the Plan Agent) serves as agent for the shareholders in administering the Plan. After the Fund declares a dividend or a capital gains distribution, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Shares valued at the market price determined as of the time of purchase (generally, following the payment date of the dividend or distribution); or if (2) the market price of Shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Shares at the higher of net asset value or 95% of the market price. If the Fund declares a dividend or other distribution payable only in cash and the net asset value exceeds the market price of Shares on the valuation date, the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Shares in the open market. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value per share, the Plan Agent will halt open-market purchases of the Fund's shares for this purpose, and will request that the Fund pay the remainder, if any, in the form of newly-issued shares. The Fund will not issue Shares under the Plan below net asset value.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for the handling of the reinvestment of dividends and distributions will be paid by the Fund. There will be no brokerage commissions charged with respect to shares issued directly by the Fund. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

The Fund reserves the right to amend or terminate the Plan upon 90 days' written notice to shareholders of the Fund.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent or by telephone in accordance with specific procedures and will receive certificates for whole Shares and cash for fractional Shares.

All correspondence concerning the Plan should be directed to the Plan Agent, State Street Bank & Trust Company, P.O. Box 8200, Boston, MA 02266-8200.
--------------------------------------------------------------------------------
                                       11

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Administrator
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian and Transfer Agent
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Independent Accountants
PricewaterhouseCoopers LLC
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, D.C. 20036

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may purchase, from time to time, shares of its common stock at market prices.

The accompanying financial statements as of September 30, 1998, were not audited and, accordingly, no opinion is expressed on them.

The views expressed in this report and the information about the Fund's portfolio holdings are for the period covered by this report and are subject to change thereafter.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

First Financial Fund, Inc.
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

For information call toll-free (800) 451-6788

320228109